Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Schedule Of Income Before Taxes On Income

	Year ended December 31,
	2013	2012	2011
Income before taxes on income:
Domestic	$156,328	$159,330	$95,226
Foreign	46,691	17,712	8,778
	$203,019	$177,042	$104,004

Schedule Of Taxes On Income

	Year ended December 31,
	2013	2012	2011
Current taxes:
Domestic	$30,775	$12,957	$13,896
Foreign	16,137	6,454	1,328
	46,912	19,411	15,224
Adjustment for previous years:
Domestic	(1,823)	(4,898)	2,009
Foreign	(123)	(633)	(2,308)
	(1,946)	(5,531)	(299)
Deferred income taxes:
Domestic	(14,664)	6,686	(2,861)
Foreign	(4,989)	(3,467)	1,560
	(19,653)	3,219	(1,301)
Total taxes on income from continuing operations	$25,313	$17,099	$13,624

Total:
Domestic	$14,288	$14,745	$13,044
Foreign	11,025	2,354	580
Total taxes on income from continuing operations	$25,313	$17,099	$13,624

Schedule Of Uncertain Tax Positions
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2013	2012
Balance at the beginning of the year	$52,598	$53,183
Additions related to interest and currency translation	6,303	3,695
Additions based on tax positions taken during a prior period	18,729	5,925
Reductions related to tax positions taken during a prior period	(12,070)	(8,660)
Reductions related to settlement of tax matters	(14,691)	(117)
Additions based on tax positions taken during the current period	12,878	5,998
Reductions related to a lapse of applicable statute of limitation	(895)	(7,426)
Balance at the end of the year	$62,852	$52,598

Schedule Of Deferred Income Taxes
Significant components of net deferred tax assets and liabilities are based on separate tax jurisdictions as follows:

		Deferred (1) Tax Asset (Liability)
	Total	Current	Non-current
As of December 31, 2013
Deferred tax assets:
Reserves and allowances	$36,191	$14,384	$21,807
Inventory allowances	5,751	5,751	—
Property, plant and equipment	5,329	102	5,227
Other assets	31,039	12,601	18,438
Net operating loss carry-forwards	22,816	3,311	19,505
	101,126	36,149	64,977
Valuation allowance	(9,358)	(414)	(8,944)
Net deferred tax assets	91,768	35,735	56,033
Deferred tax liabilities:
Intangible assets	(26,958)	—	(26,958)
Property, plant and equipment	(21,353)	(78)	(21,275)
Reserves and allowances	(1,265)	(200)	(1,065)
	(49,576)	(278)	(49,298)
Net deferred tax assets	$42,192	$35,457	$6,735

As of December 31, 2012
Deferred tax assets:
Reserves and allowances	$38,743	$10,451	$28,292
Inventory allowances	6,345	6,345	—
Property, plant and equipment	7,414	1,317	6,097
Other	17,819	6,899	10,920
Net operating loss carry-forwards	22,282	7,399	14,883
	92,603	32,411	60,192
Valuation allowance	(4,372)	(610)	(3,762)
Net deferred tax assets	88,231	31,801	56,430
Deferred tax liabilities:
Intangible assets	(33,064)	—	(33,064)
Property, plant and equipment	(18,882)	(18)	(18,864)
Reserves and allowances	(4,134)	(461)	(3,673)
	(56,080)	(479)	(55,601)
Net deferred tax assets	$32,151	$31,322	$829

Schedule Of Deferred Taxes As Reflected In The Balance Sheet
The deferred taxes, net are reflected in the balance sheet as follows:

	December 31,
	2013	2012
Current deferred income tax assets (Note 4)	$35,735	$31,801
Current deferred income tax liabilities (Note 13)	$278	$479
Non-current deferred income tax assets	$35,695	$31,465
Non-current deferred income tax liabilities	$28,969	$30,639

Schedule Of Effective Income Tax Rate Reconciliation
Reconciliation of the actual tax expense as reported in the statements of operations to the amount computed by applying the Israeli statutory tax rate is as follows:

	Year ended December 31,
	2013	2012	2011
Income before taxes as reported in the consolidated statements of income	$203,019	$177,042	$104,004
Statutory tax rate	25%	25%	24%
Theoretical tax expense	$50,755	$44,261	$24,961
Tax benefit arising from reduced rate as an “Approved and Privileged Enterprise” and other tax benefits (*)	(27,151)	(26,098)	(11,451)
Tax adjustment in respect of different tax rates for foreign subsidiaries	1,716	5,469	2,721
Changes in carry-forward losses and valuation allowances	4,986	1,643	(125)
Increase in taxes resulting from non-deductible expenses	112	1,426	1,105
Difference in basis of measurement for financial reporting and tax return purposes	(431)	(3,240)	(2,375)
Taxes in respect of prior years	(1,946)	(5,531)	(299)
Other differences, net (**)	(2,728)	(831)	(913)
Actual tax expenses	$25,313	$17,099	$13,624
Effective tax rate	12.47%	9.66%	13.10%
(*) Net earnings per share – amounts of the benefit resulting from the Approved and Privileged Enterprises
Basic	$0.64	$0.62	$0.27
Diluted	$0.64	$0.62	$0.27

(**) "Other differences, net" in 2013 includes a benefit of $2,300 resulting from tax rate changes in Israel and other jurisdictions.